Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	GILAT SATELLITE NETWORKS LTD
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 52,540	$ 56,231
Short-term restricted cash	1,886	7,034
Restricted cash held by trustees	10,133	1,549
Trade receivables, net	58,223	51,654
Inventories	30,946	31,933
Other current assets	32,355	25,767
Total current assets	186,083	174,168
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,236	9,722
Long-term restricted cash	1,624	2,025
Long-term trade receivables, receivables in respect of capital leases and other receivables	19,308	20,219
Total long-term investments and receivables	30,168	31,966
PROPERTY AND EQUIPMENT, NET	97,683	100,926
INTANGIBLE ASSETS, NET	48,033	49,927
GOODWILL	89,691	89,691
Total assets	451,658	446,678
CURRENT LIABILITIES:
Short-term bank credit	4,172	2,971
Current maturities of long-term loans and convertible subordinated notes	22,357	19,092
Trade payables	30,831	25,477
Accrued expenses	19,470	25,609
Short-term advances from customers held by trustees	6,553	1,551
Other current liabilities	32,592	36,764
Total current liabilities	115,975	111,464
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	42,541	40,353
Accrued severance pay	9,270	9,445
Other long-term liabilities	24,176	25,341
Total long-term liabilities	75,987	75,139
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 60,000,000 shares as of June 30, 2012 and December 31, 2011; Issued and outstanding - 41,413,302 and 41,182,011 shares as of June 30, 2012 and December 31, 2011, respectively	1,894	1,882
Additional paid-in capital	868,174	867,098
Accumulated other comprehensive income	1,285	541
Accumulated deficit	(611,657)	(609,446)
Total equity	259,696	260,075
Total liabilities and equity	$ 451,658	$ 446,678

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.2	0.2
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	41,413,302	41,182,011
Ordinary shares, shares outstanding	41,413,302	41,182,011

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Products	$ 81,523	$ 98,808
Services	80,403	62,927
Total revenue	161,926	161,735
Cost of revenue:
Products	53,057	55,016
Services	57,151	48,239
Total cost of revenue	110,208	103,255
Gross profit	51,718	58,480
Operating expenses:
Research and development costs, net	14,891	15,991
Selling and marketing expenses	20,751	23,192
General and administrative expenses	16,274	18,107
Costs related to acquisition transactions		256
Operating income (loss)	(198)	934
Financial expenses, net	(2,015)	(737)
Other income		1,826
Income (loss) before taxes on income	(2,213)	2,023
Taxes on income (tax benefit)	(2)	644
Net income (loss)	$ (2,211)	$ 1,379
Net income (loss) per share:
Basic	$ (0.05)	$ 0.03
Diluted	$ (0.05)	$ 0.03
Weighted average number of shares used in computing net income (loss) per share:
Basic	41,288,247	40,807,338
Diluted	41,288,247	42,113,951

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (2,211)	$ 1,379
Other comprehensive income:
Foreign currency translation adjustments	146	(256)
Unrealized gain on forward contracts, net	598	103
Comprehensive income (loss)	$ (1,467)	$ 1,226

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 264,113	$ 1,855	$ 865,080	$ 774	$ (603,596)
Balance, shares at Dec. 31, 2010	40,698,000	40,698,000
Issuance of restricted share units	27	27
Issuance of restricted share units, shares		484,000
Stock-based compensation of options and RSU's related to employees and non-employees	2,009		2,009
Conversion of convertible subordinated notes	9		9
Conversion of convertible subordinated notes, shares
Other comprehensive income	(233)			(233)
Net income (loss)	(5,850)				(5,850)
Balance at Dec. 31, 2011	260,075	1,882	867,098	541	(609,446)
Balance, shares at Dec. 31, 2011	41,182,011	41,182,000
Issuance of restricted share units	12	12
Issuance of restricted share units, shares		231,000
Stock-based compensation of options and RSU's related to employees and non-employees	1,076		1,076
Other comprehensive income	744			744
Net income (loss)	(2,211)				(2,211)
Balance at Jun. 30, 2012	$ 259,696	$ 1,894	$ 868,174	$ 1,285	$ (611,657)
Balance, shares at Jun. 30, 2012	41,413,302	41,413,000

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Foreign currency translation adjustments	$ 1,486	$ 1,340
Unrealized gain (loss) on forward contracts, net	$ (201)	$ (799)

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,211)	$ 1,379
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	10,698	12,369
Stock based compensation	1,076	1,056
Accrued severance pay, net	311	(193)
Accrued interest and exchange rate differences on short and long-term restricted cash, net	(69)	(28)
Exchange rate differences on long-term loans	(124)	522
Capital loss (gain) from disposal of property and equipment	(3)	69
Deferred income taxes	(330)	370
Decrease (increase) in trade receivables, net	(7,114)	19
Increase in other assets (including short-term, long-term and deferred charges)	(5,428)	(18,934)
Increase in inventories	(395)	(986)
Increase (decrease) in trade payables	5,409	(424)
Decrease in accrued expenses	(6,147)	(1,022)
Increase (decrease) in advances from customer, held by trustees, net	5,002	(1,004)
Decrease in other accounts payable and other long-term liabilities	(5,719)	(1,562)
Net cash used in operating activities	(5,044)	(8,369)
Cash flows from investing activities:
Purchase of property and equipment	(2,166)	(3,892)
Investment in restricted cash held by trustees	(17,620)
Proceeds from restricted cash held by trustees	9,075	1,016
Investment in restricted cash (including long-term)	(9,114)	(12,142)
Proceeds from restricted cash (including long-term)	14,624	14,091
Proceeds from working capital adjustment to subsidiary purchase price		1,465
Acquisition of subsidiary, net of cash acquired (a)		(1,867)
Purchase of intangible asset	(72)	(21)
Net cash used in investing activities	(5,273)	(1,350)
Cash flows from financing activities:
Issuance of restricted stock units	12	14
Repayment of convertible notes		(394)
Short-term bank credit, net	1,201	(275)
Proceeds from long-term loans	10,000
Repayments of long-term loans	(4,423)	(852)
Net cash provided by (used in) financing activities	6,790	(1,507)
Effect of exchange rate changes on cash and cash equivalents	(164)	102
Decrease in cash and cash equivalents	(3,691)	(11,124)
Cash and cash equivalents at the beginning of the period	56,231	57,238
Cash and cash equivalents at the end of the period	52,540	46,114
Cash paid during the period for:
Interest	1,456	541
Income taxes	576	784
Non-cash transactions:
Conversion of long-term convertible subordinated notes to ordinary shares		9
Classification from inventories to property and equipment	1,204	585
Classification from property and equipment to inventories	614	78
Purchase of intangible assets	2,005
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)		226
Property and equipment		42
Intangible assets		720
Goodwill		1,890
Other non-current assets		209
Long-term liabilities		398
Contigent consideration		822
Net assets acquired		$ 1,867

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of Internet Protocol, or IP, based digital satellite communication and networking products and services. The Group designs, produces and markets VSATs, or very small aperture terminals, and related VSAT network equipment. VSATs are earth based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks combine a large central earth station, called a hub, with multiple remote sites (ranging from tens to thousands of sites), which communicate via satellite. In addition, following the acquisition of Raysat Antenna Systems ("RAS") on July 1, 2010, the group develops and provides Satcom-on-the-move antenna solutions. Following the acquisition of Wavestream Corp. ("Wavestream") on November 29, 2010, the Group develops and designs high power solid state amplifiers for military and commercial broadband communications, radar and imaging.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

For a description of principal markets and customers, see Note 8.

Commencing 2012, in accordance with the Company organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's newly named Commercial Satcom, Defense Satcom and Services divisions:

•
Commercial Satcom provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•	Defense Satcom provides satellite communication products and solutions to defense and homeland security organizations worldwide.
•
Services, which includes Spacenet Inc., provides managed network services for business, government and residential customers in North America, and Gilat's service businesses in Peru and Colombia, offer rural telephony and Internet access solutions.

b.	Impairment of Goodwill

The continuing pressure on the Department of Defense (DOD) budget in the United State along with some uncertainties in its future spending resulted in the reduction of Wavestream revenues in 2011 compared to 2011 forecast and to 2010 revenues. This reduction led the Company to assess Wavestream's implied value in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company recorded an impairment goodwill loss in the amount of $17,900. This amount was recorded as part of "Impairment of goodwill and restructuring costs" in the 2011 annual Statement of Operations.

The Company continues to monitor the results of its reporting units, including Wavestream whose revenues continue to be affected by declining DOD budget, and expects to perform an annual goodwill impairment test, in respect with its reporting units, in December 2012.

c.	Business combination - acquisition of Cicat Networks Inc, ("CICAT"):

On April 13, 2011 the Group completed the acquisition of all of the outstanding shares of CICAT, a provider of terrestrial access and network services to enterprises with multi-site locations. The CICAT operation is included in the Services segment.

CICAT was acquired for approximately $ 2,823 out of which $ 822 represents the fair value of the potential contingent consideration according to the estimation of the Company's management and was accrued in the Group's financial statements. The nominal value of the contingent earn- out consideration is for up to $ 1,170 and is based on an agreed upon revenues target for CICAT during 2011-2013. This amount was classified as other current liabilities and other long term liabilities, as applicable.

The derived goodwill from this acquisition is attributable to the additional capabilities of the Group to expand its services, abilities and offerings and to establish relationships with key partners. The goodwill amount is not deductible for tax purposes.

Customer relationships and backlog in the amount of $ 720 are being amortized at an annual weighted average of 7.8 years.

The following table summarizes the estimated fair values of CICAT's assets acquired and liabilities assumed and related deferred income taxes as of the acquisition date:

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823

d.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

a.
The significant accounting policies applied in the financial statements of the Company as of December 31, 2011, are applied consistently in these financial statements (please refer also to note 2d - Accounting Standards Adopted for the first time).

b.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated market participant expectations of future cash flow. As of June 30, 2012 and December 31, 2011, the Company's convertible subordinated notes estimated fair value was $ 14,323 and $ 13,937, respectively. These notes are expected to be paid in the fourth quarter of 2012.

c.	Principles of consolidation:

The Company applies the provisions of ASC 810 "Consolidation" ("ASC 810") which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

As more fully described in the Company's annual financial statements as of December 31, 2011 issued on April 3, 2012, most of the activity of Gilat Colombia in Colombia consists of operating subsidized projects for the government (the "Compartel Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002.
 As required by the Compartel Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy ("the Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a variable interest entity. As the Company's management assessment provides that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of June 30, 2012 and December 31, 2011, the Trust's total assets, mainly classified as "Restricted cash held by trustees" consolidated within the financial statements of the Company amounted to $ 10,133 and $ 1,549, respectively and total liabilities, mainly classified as "Short-term advances from customers held by trustees" consolidated within the financial statements of the Company amounted to $ 6,553 and $ 1,551, respectively.

d.	Accounting Standards Adopted for the first time:

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04), which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy.

The Company adopted this standard as of the beginning of fiscal year 2012 on a prospective basis for new and materially modified measurements after January 1, 2012. The effect of the adoption of the new standard on the financial results of the Company for the six months ended June 30, 2012 was immaterial and focuses on disclosure requirements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (ASU 2011-05), which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The Company evaluated ASU 2011-05 and elected to present the other comprehensive income on its consolidated financial statements in two consecutive statements presentation, as it presented above.

e.	Impact of recently issued accounting standards:

In July 2012, the FASB issued ASU 2012-02, "Intangible- Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment" (ASU 2012-02), which is effective for annual reporting periods. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company's financial statements.

UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:	UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

These unaudited condensed interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ended December 31, 2012.

The condensed consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements.

The unaudited condensed interim financial statements should be read in conjunction with the Company's annual financial statements and accompanying notes as of December 31, 2011 included in the Company's Annual Report on Form 20-F, filed with the Securities Exchange Commission on April 3, 2012.

INVENTORIES	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:	INVENTORIES

a.	Inventories are comprised of the following:

	June 30,	December 31,
	2012	2011
	Unaudited

Raw materials, parts and supplies	$11,073	$11,172
Work in progress	1,351	1,267
Finished products	18,522	19,494

	$30,946	$31,933

b.	Inventory write-offs for the six months ended June 30, 2012 and 2011, totaled $ 303 and $ 101, respectively.

CONTINGENCIES	6 Months Ended
Jun. 30, 2012
CONTINGENCIES [Abstract]
CONTINGENCIES
NOTE 5:	CONTINGENCIES

a.
In September 2003, Nova Mobilcom S.A. ("Mobilcom"), filed a lawsuit against Gilat do Brasil for specific performance of a Memorandum of Understandings which provided for the sale of Gilat do Brasil, and specifically the GESAC project, a government education project awarded to Gilat do Brazil, to Mobilcom for an unspecified amount. The court ruled in favor of Gilat. Nova Mobilcom filed an appeal and a motion to the State Court of Appeals to which the Group has replied and which were both rejected. The Group does not believe that this claim has any merit and awaits publication of the court's decision on the motion in order to verify whether Mobilcom will attempt to reverse the decision in the Brazilian Higher Courts.

b.
In 2003, the Brazilian tax authority filed a claim against a subsidiary of Spacenet in Brazil, for alleged taxes due of approximately $ 4,000. In January 2004 and December 2005, the subsidiary filed its administrative defense which was denied by the first and second level courts, respectively. In September 2006, the subsidiary filed an annulment action seeking judicial cancellation of the claim. In May 2009, the subsidiary received notice of the court's first level decision which cancelled a significant part of the claim but upheld two items of the assessment. Under this decision, the subsidiary's liability was reduced to approximately $ 1,530. This decision was appealed by both the subsidiary and the State tax authorities and in June 2012, the São Paulo Court of Appeals issued a decision unfavorable to the subsidiary. As of June 30, 2012, the subsidiary faces an exposure of approximately $ 13,500 due to interest, penalties, Sao Paulo legal fees and exchange rate differences. The subsidiary will appeal to the Brazilian Higher Courts and the Group and its legal counsel believe that it has reasonably possible chances of success of reversing the unfavorable decision. It is noted that based on the Group's Brazilian legal counsel's opinion, the Group believes that the period for the inclusion of any additional co-obligors in the tax foreclosure records in addition to those entities and individuals already cited in the tax foreclosure (which include the subsidiary), expired on February 7, 2012. Accordingly the Group based on the Group's Brazilian legal counsel's opinion, believes that there cannot be a redirection by the tax authorities of the tax foreclosure to any of the other Group's entities which have not been cited in the tax foreclosure. Therefore based on the Group's Brazilian legal counsel's opinion the Group believes that the chances of redirection of the tax foreclosure to any of the Group's entities which have not been cited in the foreclosure, and that such redirection of the tax foreclosure by tax authorities will result in a loss recognition, are remote.

c.
In November 2009, a lawsuit was filed in the Central District Court in Israel by eight individuals and Israeli companies against the Company, all of its directors and its 20% shareholder, York Capital Management, and its affiliates. The plaintiffs claim damages based on the amounts they would have been paid had a merger agreement signed on March 31, 2008 with a consortium of buyers closed. On October 24, 2010 the Group filed its defense. The parties have completed testimony and will submit written summaries, after which the Court will hear oral argument on September 27, 2012. The lawsuit, seeking damages of approximately $ 12,400, is similar to the lawsuit and motion for its approval as a class action proceeding previously filed by the same group of Israeli shareholders in October 2008. The October 2008 lawsuit and motion were withdrawn by the plaintiffs in July 2009 at the recommendation of the Court, which questioned the basis for the lawsuit. The Company and its independent legal counsel believe the claims are completely without merit, and that the lawsuit is without basis. The Company intends to use all legal means necessary to protect and defend the Company and its directors.

d.
In December 2010, a lawsuit was filed against the Group in the Superior Court in Orange County, California by STM Group Inc. and Emil Youssefzadeh claiming damages for tortuous interference with contract and defamation for alleged actions in Peru. The complaint seeks damages of approximately $6,000 in connection with the contract claim by STM Group, an unstated amount by Mr. Youssefzadeh, and exemplary damages and costs. The action was removed to the US District Court for the Central District of California and in March 2011, the Group moved to dismiss the complaint on several grounds. The court granted the Group's motion and in August 2011, the STM Group filed an order of dismissal. The STM Group may seek to bring an action in Peru against the Group.

e.
The Group has certain tax exposures in some of the jurisdictions in which it conducts business. Specifically, in certain jurisdictions in the United States and in Latin America the Group is in the midst of different stages of audits and has received certain tax assessments. The tax authorities in these and in other jurisdictions in which the Group operates as well as the Israeli Tax Authorities may raise additional claims, which might result in increased exposures and ultimately, payment of additional taxes.

f.
The Group has accrued $ 9,829 and $ 10,728 as of June 30, 2012 and December 31, 2011, respectively, for the expected implications of such legal and tax contingencies. These accruals are comprised of $ 8,840 and $ 9,649 of tax related accruals as of June 30, 2012 and December 31, 2011, respectively, and $ 989 and $ 1,079 of legal and other accruals as of June 30, 2012 and December 31, 2011, respectively. The accruals related to tax contingencies have been assessed by the Group's management based on the advice of both internal and external legal and tax advisers. The total estimated exposure for the aforementioned tax related accruals is $ 28,297 and $ 29,726 as of June 30, 2012 and December 31, 2011, respectively. The estimated exposure for legal and other related accruals is $ 4,355 and $ 4,450 as of June 30, 2012 and December 31, 2011, respectively.

NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
NOTE 6:	NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260"). The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share, as they would have been anti-dilutive for all periods presented, was 6,309,683 and 3,964,880 for the six months ended June 30, 2012 and 2011, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share:

1.	Numerator:

	Six months ended June 30,
	2012	2011
	Unaudited

Numerator for basic and diluted net loss per share -
Net income (loss) available to
Ordinary shareholders	$(2,211)	$1,379

2.	Denominator (in thousands):

	Six months ended June 30,
	2012	2011
	Unaudited

Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288	40,807
Add - employee stock options, RSUs and convertible notes	*) -	1,307

Denominator for diluted net income (loss) per share - adjusted weighted average shares assuming exercise of options	41,288	42,114

*)	Anti-dilutive

HEDGING INSTRUMENTS	6 Months Ended
Jun. 30, 2012
HEDGING INSTRUMENTS [Abstract]
HEDGING INSTRUMENTS
NOTE 7:	HEDGING INSTRUMENTS

To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and other payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses.

During the six months ended June 30, 2012 and 2011, the Company recognized a net loss of $ 604 and net income of $ 486, respectively, related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset of (addition to) payroll expenses and other operating expenses in the statement of operations. The ineffective portion of the hedged instrument amounted to $ (21) and $ 6 during the six months ended June 30, 2012 and 2011 respectively, and has been recorded as a financial income (loss).

In accordance with ASC 820, foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The fair value of the hedging instruments as of June 30, 2012 and December 31, 2011 constituted a liability of approximately $ 201 and $ 799 respectively, included as part of other current liabilities. The term of all of these instruments as of June 30, 2012 is less than one year.

As of June 30, 2012, the Company expected to reclassify $ 201 of net loss on derivative instruments from accumulated other comprehensive income to earnings during the following six months.

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION	6 Months Ended
Jun. 30, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION
NOTE 8:	CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280").

a.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers, and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2012	2011
	Unaudited

United States	$54,823	$82,409
Latin America	54,719	42,014
Asia and Asia Pacific	37,468	21,951
Africa	4,857	5,735
Europe	10,059	9,626

	$161,926	$161,735

b.
One major customer accounted for 12% of the total consolidated revenues for the six months ended June 30, 2012, and another major customer accounted for 11% of total consolidated revenues for the six months ended June 30, 2011.

c.	The Group's long-lived assets are located as follows:

	June 30,	December 31,
	2012	2011
	Unaudited

Israel	$72,266	$73,760
United States	11,043	12,490
Latin America	4,702	4,867
Europe	9,072	9,197
Other	600	612

	$97,683	$100,926

d.	Information on operating segments: see Note 1a.

e.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	Certain figures have been reclassified to conform to the 2011 presentation. The reclassification had no effect on previously reported net income.

3.	Financial data relating to reportable operating segments:

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

	Six months ended June 30, 2011 (unaudited)
	Commercial	Defense	Services	Total

Revenues	53,129	35,208	73,398	161,735
Cost of Revenues	28,752	22,952	51,551	103,255

Gross profit	24,377	12,256	21,847	58,480
R&D expenses:
Expenses incurred	9,562	8,164	-	17,726
Less - grants	1,385	350	-	1,735

	8,177	7,814	-	15,991

Selling and marketing	11,435	5,082	6,675	23,192
General and administrative	5,663	3,476	8,968	18,107
Costs related to acquisition transactions	39	-	217	256

Operating income (loss)	(937)	(4,116)	5,987	934
Financial expenses, net				(737)
Other Income				1,826
Income before taxes				2,023
Taxes on income				644
Net income				1,379

SELECTED STATEMENTS OF OPERATIONS DATA	6 Months Ended
Jun. 30, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 9:	SELECTED STATEMENTS OF OPERATIONS DATA

Other income is comprised of the following:

June 30,
2011
Unaudited

Adjustments to the fair value of the contingent consideration from acquisition	$2,539
Other	(713)

$1,826

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fair value of financial instruments
b.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated market participant expectations of future cash flow. As of June 30, 2012 and December 31, 2011, the Company's convertible subordinated notes estimated fair value was $ 14,323 and $ 13,937, respectively. These notes are expected to be paid in the fourth quarter of 2012.

Principles of consolidation
c.	Principles of consolidation:

The Company applies the provisions of ASC 810 "Consolidation" ("ASC 810") which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

As more fully described in the Company's annual financial statements as of December 31, 2011 issued on April 3, 2012, most of the activity of Gilat Colombia in Colombia consists of operating subsidized projects for the government (the "Compartel Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002.
 As required by the Compartel Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy ("the Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a variable interest entity. As the Company's management assessment provides that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of June 30, 2012 and December 31, 2011, the Trust's total assets, mainly classified as "Restricted cash held by trustees" consolidated within the financial statements of the Company amounted to $ 10,133 and $ 1,549, respectively and total liabilities, mainly classified as "Short-term advances from customers held by trustees" consolidated within the financial statements of the Company amounted to $ 6,553 and $ 1,551, respectively.

Accounting Standards Adopted for the first time
d.	Accounting Standards Adopted for the first time:

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04), which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy.

The Company adopted this standard as of the beginning of fiscal year 2012 on a prospective basis for new and materially modified measurements after January 1, 2012. The effect of the adoption of the new standard on the financial results of the Company for the six months ended June 30, 2012 was immaterial and focuses on disclosure requirements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (ASU 2011-05), which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The Company evaluated ASU 2011-05 and elected to present the other comprehensive income on its consolidated financial statements in two consecutive statements presentation, as it presented above.

Impact of recently issued accounting standards
e.	Impact of recently issued accounting standards:

In July 2012, the FASB issued ASU 2012-02, "Intangible- Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment" (ASU 2012-02), which is effective for annual reporting periods. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on the Company's financial statements.

GENERAL (Tables) (Cicat Networks Inc. [Member])	6 Months Ended
Jun. 30, 2012
Cicat Networks Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	June 30,	December 31,
	2012	2011
	Unaudited

Raw materials, parts and supplies	$11,073	$11,172
Work in progress	1,351	1,267
Finished products	18,522	19,494

	$30,946	$31,933

NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Earnings Per Share

1.	Numerator:

	Six months ended June 30,
	2012	2011
	Unaudited

Numerator for basic and diluted net loss per share -
Net income (loss) available to
Ordinary shareholders	$(2,211)	$1,379

2.	Denominator (in thousands):

	Six months ended June 30,
	2012	2011
	Unaudited

Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288	40,807
Add - employee stock options, RSUs and convertible notes	*) -	1,307

Denominator for diluted net income (loss) per share - adjusted weighted average shares assuming exercise of options	41,288	42,114

*)	Anti-dilutive

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
	Six months ended
	June 30,
	2012	2011
	Unaudited

United States	$54,823	$82,409
Latin America	54,719	42,014
Asia and Asia Pacific	37,468	21,951
Africa	4,857	5,735
Europe	10,059	9,626

	$161,926	$161,735

Schedule of Long-lived Assets by Geographical Area

	June 30,	December 31,
	2012	2011
	Unaudited

Israel	$72,266	$73,760
United States	11,043	12,490
Latin America	4,702	4,867
Europe	9,072	9,197
Other	600	612

	$97,683	$100,926

Schedule of Financial Data by Reporting Segment

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

	Six months ended June 30, 2011 (unaudited)
	Commercial	Defense	Services	Total

Revenues	53,129	35,208	73,398	161,735
Cost of Revenues	28,752	22,952	51,551	103,255

Gross profit	24,377	12,256	21,847	58,480
R&D expenses:
Expenses incurred	9,562	8,164	-	17,726
Less - grants	1,385	350	-	1,735

	8,177	7,814	-	15,991

Selling and marketing	11,435	5,082	6,675	23,192
General and administrative	5,663	3,476	8,968	18,107
Costs related to acquisition transactions	39	-	217	256

Operating income (loss)	(937)	(4,116)	5,987	934
Financial expenses, net				(737)
Other Income				1,826
Income before taxes				2,023
Taxes on income				644
Net income				1,379

SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended
Jun. 30, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Other Income
June 30,
2011
Unaudited

Adjustments to the fair value of the contingent consideration from acquisition	$2,539
Other	(713)

$1,826

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					6 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Apr. 13, 2011 Cicat Networks Inc. [Member]	Apr. 13, 2011 Cicat Networks Inc. [Member] Customer Relationships [Member]	Apr. 13, 2011 Cicat Networks Inc. [Member] Backlog [Member]	Jun. 30, 2012 Cicat Networks Inc. [Member] Customer Relationships And Backlog [Member]
GENERAL [Abstract]
Goodwill impairment loss	$ 17,900
Business Combinations
Cash paid for acquisition			2,823
Fair value of the potential contingent consideration			822
Contingent consideration potential earn out			1,170
Estimated useful life of finite-lived intangible asset (in years)						7.8
Purchase Price Allocation
Cash			134
Other current assets			1,301
Non-current assets		209	209
Property and equipment		42	42
Intangible assets		720		626	94	720
Goodwill		1,890	1,890
Current liabilities			(1,075)
Long-term liabilities		398	(398)
Net assets acquired		$ 1,867	$ 2,823

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair value of financial instruments
Convertible subordinated notes estimated fair value	$ 14,323	$ 13,937
Customer advances
Restricted cash held by trustees	10,133	1,549
Short-term advances from customers held by trustees	$ 6,553	$ 1,551

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 11,073		$ 11,172
Work in progress	1,351		1,267
Finished products	18,522		19,494
Inventories	30,946		31,933
Inventory write-offs	$ 303	$ 101

CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	May 31, 2009 Brazilian Tax Authority [Member]	Jun. 30, 2012 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2011 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Dec. 31, 2010 Litigation Two [Member]	Jun. 30, 2012 Pending or Threatened Litigation [Member]	Dec. 31, 2011 Pending or Threatened Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought			$ 1,530	$ 13,500	$ 4,000		$ 12,400	$ 6,000
Estimated maximum loss from contingency				28,297		29,726			4,355	4,450
Accrual for loss contingency	$ 9,829	$ 10,728		$ 8,840		$ 9,649			$ 989	$ 1,079

NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
NET INCOME (LOSS) PER SHARE [Abstract]
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	6,309,683	3,964,880
Numerator for basic and diluted net loss per share -
Net income (loss) available to Ordinary shareholders	$ (2,211)	$ 1,379	$ (5,850)
Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288,247	40,807,338
Add - employee stock options, RSUs and convertible notes		1,307
Denominator for diluted net income (loss) per share -
adjusted weighted average shares assuming exercise of options	41,288,247	42,113,951

HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Payroll and Other Operating Expense [Member]	Jun. 30, 2011 Payroll and Other Operating Expense [Member]	Jun. 30, 2012 Financial Income (Loss) [Member]	Jun. 30, 2011 Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments			$ (604)	$ 486
The ineffective portion of the hedged instrument recorded as a financial income (loss)					(21)	6
Fair value of the hedging instruments recorded as liability	201	799
Total amount of net income expected to be reclassified on derivative instruments from accumulated other comprehensive income to earnings during the following six months	$ 201

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Revenues and Long-lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 161,926	$ 161,735
Long-lived assets	97,683		100,926
Consolidated Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%	11.00%
The number of customers accounting for revenues concentration risk	1	1
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	72,266		73,760
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,823	82,409
Long-lived assets	11,043		12,490
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,719	42,014
Long-lived assets	4,702		4,867
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,468	21,951
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,857	5,735
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,059	9,626
Long-lived assets	9,072		9,197
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 600		$ 612

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Financial Data Relating to Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 161,926	$ 161,735
Cost of Revenues	110,208	103,255
Gross profit	51,718	58,480
R&D expenses:
Expenses incurred	16,575	17,726
Less - grants	1,684	1,735
Research and development costs, net	14,891	15,991
Selling and marketing	20,751	23,192
General and administrative	16,274	18,107
Costs related to acquisition transactions		256
Operating income (loss)	(198)	934
Financial expenses, net	(2,015)	(737)
Other Income		1,826
Income (loss) before taxes	(2,213)	2,023
Taxes on income (tax benefit)	(2)	644
Net income (loss)	(2,211)	1,379	(5,850)
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	68,585	53,129
Cost of Revenues	42,459	28,752
Gross profit	26,126	24,377
R&D expenses:
Expenses incurred	10,031	9,562
Less - grants	1,194	1,385
Research and development costs, net	8,837	8,177
Selling and marketing	11,643	11,435
General and administrative	5,455	5,663
Costs related to acquisition transactions		39
Operating income (loss)	191	(937)
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	28,351	35,208
Cost of Revenues	20,971	22,952
Gross profit	7,380	12,256
R&D expenses:
Expenses incurred	6,544	8,164
Less - grants	490	350
Research and development costs, net	6,054	7,814
Selling and marketing	4,612	5,082
General and administrative	1,900	3,476
Costs related to acquisition transactions
Operating income (loss)	(5,186)	(4,116)
Services [Member]
Segment Reporting Information [Line Items]
Revenues	64,990	73,398
Cost of Revenues	46,778	51,551
Gross profit	18,212	21,847
R&D expenses:
Expenses incurred
Less - grants
Research and development costs, net
Selling and marketing	4,496	6,675
General and administrative	8,919	8,968
Costs related to acquisition transactions		217
Operating income (loss)	$ 4,797	$ 5,987

SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Adjustments to the fair value of the contingent consideration from acquisition		$ 2,539
Other		(713)
Total other income		$ 1,826